Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies
Basis of consolidation

(a) Basis of consolidation

(i) Subsidiaries

Subsidiaries are entities controlled by the Company. The Company controls an entity when it has power over the entity, is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The Company reassesses whether or not it controls an entity if facts and circumstances indicate that there are changes to one or more of these elements. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

(ii) Non-controlling interests

Non-controlling interests are measured at their proportionate share of the acquiree's identifiable net assets at the acquisition date. Changes in the Company's interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iii) Loss of control

When the Company loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any non-controlling interests and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

(iv) Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated. Unrealized gains arising from transactions with equity-accounted investees are eliminated against the investment to the extent of the Company’s interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(v) Associates

Associates are entities over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but is not control or joint control over those policies.

Investments in associates are accounted for in the consolidated financial statements using the equity method of accounting. Equity accounting involves recording the investment in associates initially at cost, and recognizing the Company’s share of the post-acquisition results of associates in the consolidated income statement and the Company’s share of post-acquisition other comprehensive income in consolidated other comprehensive income. The cumulative post-acquisition movements are adjusted against the carrying amount of the investments in associates in the consolidated statement of financial position.

When the Company’s share of losses in an associate equals or exceeds its interest in the associate, the Company does not recognize further losses unless it has incurred or guaranteed obligations in respect of the associate.

Classes of financial instruments

(b) Classes of financial instruments

Financial instruments are both primary financial instruments, such as receivables and payables, and financial derivatives. For the Company’s primary financial instruments, reference is made to the treatment per the corresponding balance sheet item.

Financial derivatives are valued at fair value. Upon first recognition, financial derivatives are recognized at fair value and then revalued as at balance sheet date. Changes in the fair value of derivatives are generally recognized in profit or loss. If the Company is involved with hybrid contracts, the Company applies the following with regard to the embedded derivatives in the hybrid contract. Embedded derivatives are separated from the host contract and accounted for separately if the host contract is not a financial asset and the following criteria are met:

●	the economic characteristics and risk of the embedded derivative are not closely related to the economic characteristics and risks of the host contract;
●	a separate instrument with the same terms as the embedded derivative would meet the definition of a derivate; and
●	the hybrid contract is not measured at fair value with changes in fair value recognized in profit or loss.

If an embedded derivative is separated from the hybrid contract, the host contract is accounted for in accordance with the determined policies for such a contract. The embedded derivative is accounted for in accordance with the Company’s principles for the applicable derivatives.

Foreign currencies

(c) Foreign currencies

(i) Foreign currency transactions

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at fair value are translated into the functional currency at the exchange rate when the fair value was determined. Foreign currency differences are generally recognized in profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate prevailing at the date of the transaction.

(ii) Foreign operations

The assets and liabilities of foreign operations are translated into euro at exchange rates at the reporting date. The income and expenses of foreign operations are translated into euros at the exchange rates at the dates of the transactions. Foreign currency differences are recognized in OCI and accumulated in the translation reserve, except to the extent that the translation difference is allocated to NCI.

Revenue

(d) Revenue

Revenues to date have consisted principally of non-refundable upfront fees and research and development service fees in connection with collaboration and license agreements. The Company recognizes revenue when its customers obtain control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods and services. Revenue is recognized for agreements that are in scope of IFRS 15 Revenue from contracts with customers, based on the following five steps:

(i)	Identify the contract

The Company entered into collaboration and license agreements in which the Company licenses its intellectual property and/or provides research and development services. These arrangements include upfront payments, milestone payments based on clinical and regulatory criteria, research and development service fees and future sales-based milestones and sales-based royalties. In some cases, concurrently with the collaboration and license agreements, the Company enters into share purchase agreements with the customer. If this is the case, the Company analyzes whether the criteria to combine contracts, as set out by IFRS 15, are met.

(ii) Identify performance obligations

Contracts with customers can have one or more distinct performance obligations under IFRS 15. Identifying the performance obligations is based on an assessment of whether the promises in an agreement are capable of being distinct and are distinct from the other promises to transfer goods and/or services in the context of the contract. The Company assessed that there is one performance obligation in each of its material ongoing collaboration and license agreements, for the transfer of a license combined with performance of research and development services.

This is because the Company considers the two obligations cannot be distinct in the context of the contract as the licenses have no stand-alone value without the Company being involved in the research and development collaboration and that there is interdependence between the license and the research and development services to be provided.

(iii) Determine the transaction price

The Company’s research and collaboration agreements include non-refundable upfront payments; equity components; milestone payments, the receipt of which is dependent upon the achievement of certain clinical, regulatory or commercial milestones; royalties on sales and research and development service fees. The transaction price excludes the amount of the part (or parts) of the contract that are initially measured in accordance with other Standards and allocate the amount of the transaction price that remains (if any) to each performance obligation.

a.	Non-refundable upfront payments or license fees

If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable upfront fees allocated to this license at the point in time the license is transferred to the customer and the customer has the right to use the license.

For all its material ongoing research and collaboration agreements, the Company considers the performance obligations related to the transfer of the license as not distinct from the other promises to transfer goods and/or services; the Company uses judgement to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. If over time, revenue is then recognized based on a pattern that best reflects the transfer of control of the service to the customer.

b.	Milestone payments other than sales-based milestones

A milestone payment, being a variable consideration, is only included in the transaction price to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognition will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The Company estimates the amount to be included in the transaction price upon achievement of the milestone event. The transaction price is then allocated to each performance obligation on a stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each reporting period, the Company re-evaluates the probability of achievement of such milestones and any related constraint, and, if necessary, adjusts the estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenue and earnings in the period of adjustment.

c.	Research and development service fees

The Company’s collaboration and license agreements may include reimbursement for research and development services. R&D services are performed and satisfied over time because the customer simultaneously receives and consumes the benefits provided by us. Revenue associated with such R&D service fees is then recognized based on a pattern that best reflects the transfer of control of the service to the customer.

d.	Sales based milestone payments and royalties

The Company’s material collaboration and license agreements include sales-based royalties, including commercial milestone payments based on the level of sales. The Company concluded that the licenses are not the predominant items to which the royalties and commercial milestone payments relate. Related revenue will be recognized as the subsequent underlying sales occur.

(iv) Allocate the transaction price

An entity shall allocate the transaction price to each performance obligation identified in a contract on a relative stand-alone selling price basis. As the Company’s collaboration and license agreements only contain one single performance obligation, the transaction price is entirely allocated to this single performance obligation.

(v) Recognize revenue

Revenue is recognized when the customer obtains control of the goods and/or services as provided in the research and collaboration agreements. Control can be transferred over time or at a point in time, which results in the recognition of revenue either over time or at a point in time.

The Company’s research and collaboration agreements only contain one performance obligation, for which the Company’s performance creates and subsequently enhances assets (e.g. exploitable compounds) that the customers control as the assets are created and/or enhanced. As such, the Company recognizes revenue over time.

The recognition of revenue over time is based on a pattern that best reflects the satisfaction of the related performance obligation, applying the input method. The input method estimates the satisfaction of the performance obligation as the percentage of labor hours incurred compared to the total estimated labor hours required to complete the promised services.

Other income

(e) Other income

Other income includes amounts earned from third parties and are recognized when earned in accordance with the substance and under the terms of the related agreements and when it is probable that the economic benefits associated with the transaction will flow to the Company and the amount of the income can be measured reliably. The grants are recognized in other income on a systematic basis over the period the Company recognizes as expenses the related costs for which the grants are expected to compensate.

Government grants - WBSO

(f) Government grants — WBSO

The WBSO (“afdrachtvermindering speur- en ontwikkelingswerk”) is a Dutch fiscal facility that provides subsidies to companies, knowledge centers and self-employed people who perform research and development activities (as defined in “the WBSO Act”). Under this Act, a contribution is paid towards the labor costs of employees directly involved in research and development. The contribution is in the form of a reduction of payroll taxes and social security contributions recognized on a net basis within the labor costs. This reduction of payroll taxes and social security contributions is classified under research and developments costs.

(Government) Grant income is not recognized until there is reasonable assurance that the Company will comply with the conditions attached to them. (Government) Grants are recognized in profit or loss on a systematic basis over the period the Company recognizes as expenses the related costs for which the grants are intended to compensate.

Employee benefits

(g) Employee benefits

(i) Short-term employee benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(ii) Share-based payment transactions

The grant-date fair value of equity-settled share-based payment awards granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service conditions at the vesting date. For share-based payment awards with non-vesting conditions, the grant-date fair value of the share-based payment is measured to reflect such conditions and there is no true-up for differences between expected and actual outcomes.

(iii) Pension obligations

The Company operates defined contribution pension plans for all employees funded through payments to insurance companies. The Company has no legal or constructive obligation to pay further contributions once the contributions have been paid. The contributions are recognized as employee benefit expense when employees have rendered the service entitling them to the contributions. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.

Taxation

(h) Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in OCI.

(i) Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit as reported in the income statement because of items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

(ii) Deferred tax

Deferred tax is recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Since the Company does not expect to be profitable in the foreseeable future, its deferred tax assets are valued at nil.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Property, plant and equipment

(i) Property, plant and equipment

(i) Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items (major components) of property, plant and equipment. Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

(ii) Depreciation

Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives and is recognized in profit or loss. Right-of-use assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Company will obtain ownership by the end of the lease term.

The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

● buildings and leasehold improvements:	5-10	years
● laboratory equipment:	5	years
● other:	3-5	years

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Intangible assets

(j) Intangible assets

Expenditure on research activities is recognized as an expense in the period in which it is incurred. An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	the intention to complete the intangible asset and use or sell it;
●	the ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use
●	or sell the intangible asset; and
●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally generated intangible asset can be recognized, development expenditures are recognized in the consolidated statements of profit and loss and other comprehensive income in the period in which they are incurred.

Due to uncertainties inherent to the development and registration with the relevant healthcare authorities of its products, the Company estimates that the conditions for capitalization are not met until the regulatory procedures required by such healthcare authorities have been finalized. The Company currently does not own products that have been approved by the relevant healthcare authorities and this has resulted in all development costs being recognized as an expense in the period in which they are incurred.

Impairment of assets

(k) Impairment of assets

At the end of each reporting period, the Company reviews the carrying amounts of its non-current assets, including right-of-use assets, to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. Where a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Financial assets

(l) Financial assets

All financial assets are recognized and derecognized on the trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery of the financial asset within the timeframe established by the market concerned, and are initially measured at fair value and subsequently measured at amortized cost or fair value on the basis of the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial assets.

Specifically:

●	debt instruments that are held within a business model whose objective is to collect the contractual cash flows, and that have contractual cash flows that are solely payments of principal and interest on the principal amount outstanding, are measured subsequently at amortized cost, and
●	all other debt investments and equity investments are measured subsequently at fair value through profit or loss (“FVTPL”).

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the group, and a failure to make contractual payments for a period of greater than 120 days past due. Impairment losses on trade receivables and contract assets are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

The Company derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or the Company transfers the right to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred.

Cash and cash equivalents

(m) Cash and cash equivalents

Cash and cash equivalents include cash on hand and all highly liquid investments with original maturities of three months or less that are readily convertible to a known amount of cash and bear an insignificant risk of change in value.

Financial liabilities and equity instruments

(n) Financial liabilities and equity instruments

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangement.

Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Compound financial instruments

Compound financial instruments issued by the Company comprise convertible notes denominated in euro that can be converted to share capital at the option of the holder, when the number of shares to be issued is fixed and does not vary with changes in fair value.

The component parts of convertible loan notes issued by the Group are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. A conversion option that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument. At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for a similar non-convertible instrument. This amount is recorded as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date.

The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share premium. Where the conversion option remains unexercised at the maturity date of the convertible loan note, the balance recognized in equity will be transferred to accumulated losses. No gain or loss is recognized in profit or loss upon conversion or expiration of the conversion option.

Transaction costs that relate to the issue of the convertible loan notes are allocated to the liability and equity components in proportion to the allocation of the gross proceeds. Transaction costs relating to the equity component are recognized directly in equity. Transaction costs relating to the liability component are included in the carrying amount of the liability component and are amortized over the lives of the convertible loan notes using the effective interest method.

Interest related to the financial liability is recognized in profit or loss.

Financial liabilities at fair value through profit or loss

Financial liabilities held for trading are classified as at FVTPL. A financial liability is classified as held for trading if it is a derivative (except for a derivative that is a financial guarantee contract or a designated and effective hedging instrument).

Financial liabilities at FVTPL are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss. The net gain or loss recognized is included in the ‘results related to financial liabilities measured at FVTPL line item in profit or loss.

Fair value is determined in the manner described in Note 5.

Other financial liabilities

Other financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

Borrowings and other financial liabilities are classified as ‘non-current liabilities,’ other than liabilities with maturities up to one year, which are classified as “current liabilities”.

The Company derecognizes financial liabilities when the liability is discharged, cancelled or expired. For all financial liabilities, the fair value approximates its carrying amount.

Offsetting

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Leases

(o) Leases

The Company assesses whether a contract is or contains a lease when it obtains the right to control the use of an identified asset for a period of time, in exchange for consideration. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets (such as tablets and personal computers, small items of office furniture and telephones). For these leases, the Company recognizes the lease payments in operating costs on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the interest rate implicit in the lease. When the interest rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate.

Lease payments included in the measurement of the lease liability comprise:

●	Fixed lease payments (including in-substance fixed payments), less any lease incentives receivable;
●	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
●	The amount expected to be payable by the Company under residual value guarantees;
●	The exercise price of purchase options, if the Company is reasonably certain to exercise the options; and
●	Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented as a separate line in the consolidated statement of financial position. In the cash flow statement, repayments of the principal portion of the lease liability are included in financing activities. Payments relating to the interest component of the lease liability are included in operating activities. Short-term lease payments and payments for leases of low-value assets are included in operating activities.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

●	The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
●	The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used);
●	A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

The right-of-use asset comprises the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, less any lease incentives received and any initial direct costs. It is subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever the Company incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognized and measured under IAS 37. To the extent that the costs relate to a right-of-use asset, the costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Company expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use asset is presented under Property, Plant and Equipment in the consolidated statement of financial position, in the category Buildings and leasehold improvements.

As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Company has used this practical expedient.

Non-current assets held for sale

(p) Non-current assets held for sale

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell.

Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

When the Company is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Company will retain a non-controlling interest in its former subsidiary after the sale. When the Company is committed to a sale plan involving disposal of an investment in an associate or, a portion of an investment in an associate, the investment, or the portion of the investment in the associate, that will be disposed of is classified as held for sale when the criteria described above are met. The Company then ceases to apply the equity method in relation to the portion that is classified as held for sale. Any retained portion of an investment in an associate that has not been classified as held for sale continues to be accounted for using the equity method.